RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables) - CIK000178115 Alussa Energy Acquisition Corp	12 Months Ended
Dec. 31, 2020
Schedule of restatement of previously issued balance sheet

	December 31, 2020
	As
	Originally
	Reported	Adjustments	As Restated
Balance Sheet

Liabilities and Shareholders’ Equity
Warrant liabilities	$—	$35,356,250	$35,356,250
Total Liabilities	13,467,963	35,356,250	48,824,213

Class A ordinary shares subject to possible redemption, 23,470,955 shares at redemption value at December 31, 2020	271,971,597	(35,356,253)	236,615,344

Shareholders’ Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 5,279,045 shares issued and outstanding (excluding 23,470,955 shares subject to possible redemption) at December 31, 2020	177	351	528
Additional paid-in capital	7,976,267	10,131,290	18,107,557
Accumulated Deficit	(2,977,157)	(10,131,638)	(13,108,795)
Total Shareholders’ Equity	5,000,006	3	5,000,009
Total Liabilities and Shareholders’ Equity	$290,439,566	$—	$290,439,566

	December 31, 2019
	As
	Originally
	Reported	Adjustments	As Restated
Balance Sheet

Liabilities and Shareholders’ Equity
Warrant liabilities	$—	$30,962,500	$30,962,500
Total Liabilities	10,067,724	30,962,500	41,030,224

Class A ordinary shares subject to possible redemption, 24,391,533 shares at redemption value at December 31, 2019	275,158,458	(30,962,493)	244,195,965

Shareholders’ Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 4,358,467 shares issued and outstanding (excluding 24,391,533 shares subject to possible redemption) at December 31, 2019	127	309	436
Additional paid-in capital	4,789,456	4,989,174	9,778,630
(Accumulated deficit) Retained earnings	209,708	(4,989,490)	(4,779,782)
Total Shareholders’ Equity	5,000,010	(7)	5,000,003
Total Liabilities and Shareholders’ Equity	$290,226,192	$—	$290,226,192

	November 29, 2019
	As
	Originally
	Reported	Adjustments	As Revised
Balance Sheet

Liabilities and Shareholders’ Equity
Warrant liabilities	$—	$26,515,000	$26,515,000
Total Liabilities	9,236,505	26,515,000	35,751,505

Class A ordinary shares subject to possible redemption, 21,223,969 shares at redemption value at November 29, 2019	238,754,690	(26,515,000)	212,239,690

Shareholders’ Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,776,031 shares issued and outstanding (excluding 21,223,969 shares subject to possible redemption) at December 31, 2019	112	265	377
Additional paid-in capital	5,005,739	3,600,876	8,606,615
Accumulated deficit	(6,565)	(3,601,141)	(3,607,706)
Total Shareholders’ Equity	5,000,005	—	5,000,005
Total Liabilities and Shareholders’ Equity	$252,991,200	$—	$252,991,200

Schedule of restatement of previously issued statement of operations

	Year Ended December 31, 2020
	As
	Originally
	Reported	Adjustments	As Restated
Statement of Operations

Other income (expense):
Change in fair value of warrant liabilities	$—	$(4,393,750)	$(4,393,750)
Other income (expense)	2,003,660	(4,393,750)	(2,390,090)

Net loss	$(3,186,865)	$(4,393,750)	$(7,580,615)

Weighted average redeemable ordinary shares outstanding, basic and diluted	—	24,958,411	24,958,411

Basic and diluted net income per redeemable ordinary share	$—	$0.07	$0.07

Weighted average non-redeemable ordinary shares outstanding, basic and diluted	8,515,209	2,463,880	10,979,089

Basic and diluted net loss per non-redeemable ordinary share	$(0.60)	$(0.24)	$(0.84)

	For the Period from June 13, 2019
	(Inception) through December 31, 2019
	As
	Originally
	Reported	Adjustments	As Restated
Statement of Operations

Operating costs	$121,073	$1,051,990	$1,173,063
Loss from operations	(121,073)	(1,051,990)	(1,173,063)

Other income (expense):
Change in fair value of warrant liabilities	$—	$(3,937,500)	$(3,937,500)
Other income (expense)	330,781	(3,937,500)	(3,606,719)

Net (loss) income	$209,708	$(4,989,490)	$(4,779,782)

Weighted average redeemable ordinary shares outstanding, basic and diluted	—	3,820,067	3,820,067

Basic and diluted net income per redeemable ordinary share	$—	$0.06	$0.06

Weighted average non-redeemable ordinary shares outstanding, basic and diluted	6,567,276	449,100	7,016,376

Basic and diluted net loss per non-redeemable ordinary share	$(0.02)	$(0.70)	$(0.72)

Schedule of restatement of previously issued statement of operations

	December 31, 2020
	As
	Originally
	Reported	Adjustments	As Restated
Statement of Changes in Shareholders’ Equity

Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 5,279,045 shares issued and outstanding (excluding 23,470,955 shares subject to possible redemption) at December 31, 2020	$177	$351	$528
Additional paid-in capital	7,976,267	10,131,290	18,107,557
Accumulated deficit	(2,977,157)	(10,131,638)	(13,108,795)
Total Shareholders’ Equity	$5,000,006	$3	$5,000,009

	December 31, 2019
	As
	Originally
	Reported	Adjustments	As Restated
Statement of Changes in Shareholders’ Equity

Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 4,358,467 shares issued and outstanding (excluding 24,391,533 shares subject to possible redemption) at December 31, 2019	$127	$309	$436
Additional paid-in capital	4,789,456	4,989,174	9,778,630
(Accumulated deficit) Retained earnings	209,708	(4,989,490)	(4,779,782)
Total Shareholders’ Equity	$5,000,010	$(7)	$5,000,003

Schedule of restatement of previously issued statement of cash flows

	Year Ended December 31, 2020
	As
	Originally
	Reported	Adjustments	As Restated
Statement of Cash Flows

Cash Flows from Operating Activities:
Net loss	$(3,186,865)	$(4,393,750)	$(7,580,615)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	—	4,393,750	4,393,750
Net cash used in operating activities	(1,911,404)	—	(1,911,404)

Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption	$(3,186,861)	$(4,393,760)	$(7,580,621)

	For the Period from June 13, 2019
	(Inception) through December 31, 2019
	As
	Originally
	Reported	Adjustments	As Restated
Statement of Cash Flows

Cash Flows from Operating Activities:
Net (loss) income	$209,708	$(4,989,490)	$(4,779,782)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Underwriting fees and offering costs allocated to warrant liabilities	—	1,051,990	1,051,990
Change in fair value of warrant liabilities	—	3,937,500	3,937,500
Net cash used in operating activities	(228,898)	—	(228,898)

Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	$274,942,190	$(27,025,000)	$247,917,190
Change in fair value of Class A ordinary shares subject to possible redemption	$216,268	$(3,937,493)	$(3,721,225)